UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-01436

                           CAPSTONE GROWTH FUND, INC.
               (Exact name of registrant as specified in charter)

                              3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
         (Address of principal executive offices)            (Zip code)

                              BISYS FUND SERVICES
                              3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-262-6631

       Date of fiscal year end: OCTOBER 31, 2005

       Date of reporting period: APRIL 30, 2005


    Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

    A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. [section] 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

    Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

    April 30, 2005

                     CAPSTONE GROWTH FUND
               CGF   -----------------------------------------------------------
                     BUILDING WEALTH WHILE CONTROLLING RISK

                                       CGF

                               SEMI-ANNUAL REPORT

                                                            CAPSTONE GROWTH FUND

Dear Shareholder:

We are pleased to present the semi-annual report for the Capstone Growth Fund, Inc. for the period ended April 30, 2005.

EQUITY MARKET OVERVIEW

The equity market rose modestly as measured by the Standard & Poor's 1500 Supercomposite(1) Index which posted a return of 3.47% for the six-month period ended April 30, 2005. The primary economic story for the quarter has to be the price of oil, which temporarily passed the $55 high set last October. This situation will need to be monitored closely going forward as higher prices place a drag on economic growth. Even though oil prices have risen sharply, in inflation adjusted terms, the crude prices would need to rise to $80 per barrel to match the levels seen in 1980. Currently, the economy hasn't shown much weakness as consumer spending has risen for three consecutive months and capital spending has risen faster than anticipated. Employment numbers for April added a robust 274,000 new jobs indicating a more optimistic outlook by U.S. companies.

The Fed has continued their "measured pace" timetable of increasing rates to the current level of 3% for fed funds. Inflation is still muted with the core CPI rising to 2.3% from a year ago, but signs of pricing pressure are beginning to materialize. Energy prices will become a factor in the near future if they maintain their current levels or drift higher. GDP is currently growing in the 3 - 4% range which is lower than 2004 but still a respectable rate. Key factors to watch looking forward this year will be inflation related, such as: energy prices, the trade and federal deficit plus the weak dollar.

PERFORMANCE

The Capstone Growth Fund returned 0.66% for the six-month period. The return for the Russell 1000 Growth Index(1) for the same period was 1.14% and the return for the S&P 500 Index(1) was 3.28%. The Fund's performance, while close to the Russell 1000 Growth Index for the period, lagged the S&P 500's blended growth and value return. Value stocks continued to outperform growth as the Russell 1000 Value Index(1) returned 6.72%. Value-dominated sectors such as energy and utilities were the top two performing sectors with returns of 15.83% and 16.29% respectively, for the six-month period. Growth-dominated sectors such as information technology and consumer discretionary were bottom performers with returns of -3.98% and -3.77% respectively, for the same period.

Individual stock selections such as UnitedHealth Group Inc., with its strong 2005 growth outlook and Walgreen Co., after reporting strong earnings for the fourth quarter of 2004, substantially out-performed with returns of 30.58% and 20.28% respectively, for the period. Other contributors to performance such as American Standard Cos. Inc. continue to benefit from the booming housing market, while YUM! Brands, Inc. which includes the fast food franchises of KFC, Pizza Hut and Taco Bell, reported strong overseas sales. In terms of disappointments, Fannie Mae is undergoing an accounting restatement of derivative securities which will lower some previously reported earnings. We believe the Fannie Mae business model to be sound and that the company will continue to be profitable once these changes are implemented.(2)

OUTLOOK

In terms of the portfolio's positioning, we have recently rebalanced several holdings. American Standard, Exxon Mobil Corp and United Technologies have been trimmed to a lower risk level in the portfolio. Recent market out-performance from a booming housing market and rising energy prices have substantially increased their weightings within the portfolio. This adjustment has effectively taken some profits in these holdings while still maintaining a reasonable position for future projected growth.

Areas in healthcare such as pharmaceuticals and semiconductors in technology have experienced market declines which have made their valuations more compelling. We have therefore added to our current healthcare holdings in Amgen, Inc. and for technology, we have increased our positions in KLA Tencor Corp.
and Maxim Integrated Products.

While we will continue to emphasize and implement our bottom up approach to stock selection, additional rebalancing may be required as we evaluate the risk reward profile of the portfolio looking forward.

Sincerely,

/s/ Edward L. Jaroski                          /s/ Dan E. Watson

Edward L. Jaroski                              Dan E. Watson
President and Chairman of the Board            Executive Vice President

(1) See Glossary of Terms for additional information.
(2) The Fund's portfolio is current to April 30, 2005 and subject to change.

                                                            CAPSTONE GROWTH FUND

GLOSSARY OF TERMS

RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

STANDARD & POOR'S 1500 SUPERCOMPOSITE INDEX is a broad-based capitalization-weighted index of 1500 U.S. companies and is comprised of the S&P 400, S&P 500, and S&P 600.

STANDARD & POOR'S 500 INDEX (S&P 500) is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. The Capstone Growth Fund's performance assumes the reinvestment of all income dividends and capital gains distributions, if any. All market indices are unmanaged. It is not possible to invest directly in any index.

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2005 (UNAUDITED)

                                                                     GROWTH FUND
--------------------------------------------------------------------------------

                                                                   SHARES          VALUE
                                                                   ------          -----
COMMON STOCKS (99.0%)

AEROSPACE/DEFENSE (3.4%)
United Technologies Corp.                                          14,200       $ 1,444,424
                                                                                -----------
BANKS (5.4%)
U.S. Bancorp                                                       43,560         1,215,324
Wells Fargo & Co.                                                  18,320         1,098,101
                                                                                -----------
                                                                                  2,313,425
                                                                                -----------
BIOTECHNOLOGY (2.8%)
Amgen, Inc.(b)                                                     20,550         1,196,216
                                                                                -----------
BUILDING MATERIALS (3.3%)
American Standard Cos., Inc.                                       31,190         1,394,505
                                                                                -----------
COMPUTER HARDWARE (4.3%)
Dell, Inc.(b)                                                      29,760         1,036,540
Microchip Technology, Inc.                                         27,270           776,650
                                                                                -----------
                                                                                  1,813,190
                                                                                -----------
COMPUTER SERVICES & SOFTWARE (8.2%)
Automatic Data Processing, Inc.                                    16,840           731,530
Fiserv, Inc.(b)                                                    24,120         1,020,276
Microsoft Corp.                                                    68,540         1,734,062
                                                                                -----------
                                                                                  3,485,868
                                                                                -----------
CONSUMER PRODUCTS (4.8%)
PepsiCo, Inc.                                                      19,780         1,100,559
Procter & Gamble Co.                                               17,600           953,040
                                                                                -----------
                                                                                  2,053,599
                                                                                -----------
DIVERSIFIED MANUFACTURING (8.9%)
Danaher Corp.                                                      16,820           851,597
Dover Corp.                                                        25,520           927,907
General Electric Co.                                               55,040         1,992,448
                                                                                -----------
                                                                                  3,771,952
                                                                                -----------
ELECTRONICS (1.7%)
L-3 Communications Holdings, Inc.                                  10,410           738,798
                                                                                -----------

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2005 (UNAUDITED)

                                                                     GROWTH FUND
--------------------------------------------------------------------------------

                                                                   SHARES          VALUE
                                                                   ------          -----
FINANCIAL SERVICES (11.4%)
American International Group, Inc.                                 23,686       $ 1,204,433
Citigroup, Inc.                                                    27,092         1,272,239
Fannie Mae                                                          9,660           521,157
Merrill Lynch & Co., Inc.                                          21,890         1,180,528
SLM Corp.                                                          14,500           690,780
                                                                                -----------
                                                                                  4,869,137
                                                                                -----------
HEALTHCARE (4.5%)
Stryker Corp.                                                      11,420           554,441
UnitedHealth Group, Inc.                                           14,610         1,380,791
                                                                                -----------
                                                                                  1,935,232
                                                                                -----------
MEDIA (3.9%)
McGraw-Hill Cos., Inc.                                             18,890         1,644,941
                                                                                -----------
MEDICAL PRODUCTS (2.6%)
Johnson & Johnson                                                  15,860         1,088,472
                                                                                -----------
OIL & GAS (7.5%)
ChevronTexaco Corp.                                                31,130         1,618,760
Exxon Mobil Corp.                                                  27,970         1,595,129
                                                                                -----------
                                                                                  3,213,889
                                                                                -----------
PHARMACEUTICALS (6.7%)
Allergan, Inc.                                                      9,260           651,811
Gilead Sciences, Inc.(b)                                           19,970           740,887
Pfizer, Inc.                                                       53,697         1,458,948
                                                                                -----------
                                                                                  2,851,646
                                                                                -----------
RETAIL (10.7%)
Lowe's Cos., Inc.                                                  13,030           678,993
Target Corp.                                                       18,530           859,792
Wal-Mart Stores, Inc.                                              25,870         1,219,513
Walgreen Co.                                                       20,090           865,075
Yum! Brands, Inc.                                                  20,140           945,774
                                                                                -----------
                                                                                  4,569,147
                                                                                -----------
SEMICONDUCTORS (4.1%)
KLA-Tencor Corp.                                                   23,420           913,848
Maxim Integrated Products, Inc.                                    22,580           844,492
                                                                                -----------
                                                                                  1,758,340
                                                                                -----------

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2005 (UNAUDITED)

                                                                     GROWTH FUND
--------------------------------------------------------------------------------

                                                                   SHARES          VALUE
                                                                   ------          -----
TELECOMMUNICATIONS (4.8%)
Cisco Systems, Inc.(b)                                             72,660       $ 1,255,565
QUALCOMM, Inc.                                                     22,170           773,511
                                                                                -----------
                                                                                  2,029,076
                                                                                -----------
TOTAL COMMON STOCKS (Cost $38,435,873)                                          $42,171,857
                                                                                -----------
SHORT TERM INVESTMENTS (1.0%)

AIM Short Term Investment Trust STIC Prime Portfolio,
   Institutional Class, 2.83%(c)                                   18,038            18,038
Fifth Third Institutional Government Money Market
   Fund, 2.60%(c)                                                 405,145           405,145
                                                                                -----------
TOTAL SHORT TERM INVESTMENTS (Cost $423,183)                                        423,183
                                                                                -----------
        TOTAL INVESTMENTS (Cost $38,859,056)(a) (100.0%)                        $42,595,040
        LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)                                (17,744)
                                                                                -----------
        NET ASSETS (100.0%)                                                     $42,577,296
                                                                                ===========

Percentages indicated are based on net assets as of April 30, 2005.

(a) Cost for federal income tax purposes is $38,863,048. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

     Unrealized appreciation                                                    $ 6,178,826
     Unrealized depreciation                                                     (2,446,834)
                                                                                -----------
     Net unrealized appreciation                                                $ 3,731,992
                                                                                ===========
(b) Represents non-income producing security.
(c) Rate shown represents the rate as of April 30, 2005.

                       SEE NOTES TO FINANCIAL STATEMENTS.

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2005 (UNAUDITED)

                                                                     GROWTH FUND
--------------------------------------------------------------------------------

The table below sets forth the diversification of the Capstone Growth Fund investments by Industry.

INDUSTRY DIVERSIFICATION                                                       PERCENT*
                                                                               --------
Aerospace/Defense                                                                 3.4
Banks                                                                             5.4
Biotechnology                                                                     2.8
Building Materials                                                                3.3
Computer Hardware                                                                 4.3
Computer Services & Software                                                      8.2
Consumer Products                                                                 4.8
Diversified Manufacturing                                                         8.9
Electronics                                                                       1.7
Financial Services                                                               11.4
Healthcare                                                                        4.5
Media                                                                             3.9
Medical Products                                                                  2.6
Oil & Gas                                                                         7.5
Pharmaceuticals                                                                   6.7
Retail                                                                           10.7
Semiconductors                                                                    4.1
Short Term Investments                                                            1.0
Telecommunications                                                                4.8
                                                                                -----
   Total Investments                                                            100.0%
                                                                                -----

*Percentages indicated are based on total investments as of April 30, 2005.

                       SEE NOTES TO FINANCIAL STATEMENTS.

CAPSTONE SERIES FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES APRIL 30, 2005 (UNAUDITED)

                                                                     GROWTH FUND
--------------------------------------------------------------------------------

ASSETS:
   Investments, at market (identified cost $38,859,056)                         $42,595,040
   Receivables:
       Interest and dividends receivable                                             24,792
   Prepaid Expenses                                                                  17,635
                                                                                -----------
          Total assets                                                          42,637,467
                                                                                -----------
LIABILITIES:
   Payables:
       Investment advisory fees                                                      26,936
       Directors fees                                                                 6,635
       Shareholder servicing and distribution fees                                    8,874
       Accrued expenses                                                              17,726
                                                                                -----------
          Total liabilities                                                          60,171
                                                                                -----------
NET ASSETS:                                                                     $42,577,296
                                                                                ===========
COMPOSITION OF NET ASSETS:
       Capital                                                                   40,399,012
       Undistributed net investment income                                           90,514
       Accumulated net realized loss on investment transactions                  (1,648,214)
       Unrealized appreciation on investments                                     3,735,984
                                                                                -----------
Net Assets (200,000,000 of $.001 par value shares authorized, 3,443,784
   shares outstanding):                                                         $42,577,296
                                                                                ===========
Net Assets Value, offering and redemption price per share                       $     12.36
                                                                                ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

CAPSTONE SERIES FUND, INC.
STATEMENT OF OPERATIONS FOR SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)

                                                                     GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest                                                                     $     2,155
   Dividends                                                                        536,458
                                                                                -----------
      Total investment income:                                                      538,613
                                                                                -----------
EXPENSES:
   Investment advisory fees (Note 3)                                                171,194
   Distribution fees (Note 3)                                                        57,065
   Accounting fees                                                                   20,657
   Audit fees                                                                        12,436
   Custodian fees                                                                     2,717
   Insurance fees                                                                     5,883
   Legal fees                                                                        17,904
   Registration and filing fees                                                       8,258
   Shareholder reports                                                                3,188
   Transfer agent fees fund level                                                    49,603
   Directors fees and expenses (Note 3)                                               7,804
   Miscellaneous fees                                                                 8,517
                                                                                -----------
      Total Expenses                                                                365,226
                                                                                -----------
   Net investment income                                                            173,387
                                                                                -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
   Net realized gains on investments                                              1,820,168
   Net change in unrealized appreciation/depreciation on investments             (1,578,108)
                                                                                -----------
   Net realized and unrealized gains on investments                                 242,060
                                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $   415,447
                                                                                ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

CAPSTONE SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     GROWTH FUND
--------------------------------------------------------------------------------

                                                                          FOR THE SIX MONTHS       FOR THE YEAR
                                                                                ENDED                 ENDED
                                                                            APRIL 30, 2005       OCTOBER 31, 2004
                                                                          ------------------     ----------------
                                                                             (UNAUDITED)
OPERATIONS:
   Net investment income/(loss)                                               $   173,387           $   (56,274)
   Net realized gain on investments                                             1,820,168             1,900,631
   Net change in unrealized appreciation/(depreciation) on investments         (1,578,108)              717,533
                                                                              -----------           -----------
Net increase in net assets resulting from operations                              415,447             2,561,890
                                                                              -----------           -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                          (82,873)              (61,620)
                                                                              -----------           -----------
Net decrease in net assets resulting from distributions                           (82,873)              (61,620)
                                                                              -----------           -----------
CAPITAL SHARE TRANSACTIONS:
Decrease in net assets from Fund share transactions                            (3,653,603)           (4,261,358)
                                                                              -----------           -----------
Decrease in net assets                                                         (3,321,029)           (1,761,088)
                                                                              -----------           -----------
NET ASSETS:
   Beginning of period                                                         45,898,325            47,659,413
                                                                              -----------           -----------
   End of period                                                              $42,577,296           $45,898,325
                                                                              ===========           ===========
Accumulated net investment income                                             $    90,514           $         -
                                                                              ===========           ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

CAPSTONE SERIES FUND, INC.
FINANCIAL HIGHLIGHTS

                                                                     GROWTH FUND
--------------------------------------------------------------------------------

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for each period indicated.


                                                  SIX MONTHS
                                                    ENDED                             YEARS ENDED OCTOBER 31,
                                                APRIL 30, 2005     --------------------------------------------------------------
                                                 (UNAUDITED)         2004          2003         2002          2001          2000
                                                --------------     -------       -------      -------       -------       -------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 12.30         $ 11.68       $ 10.20      $ 12.08       $ 18.11       $ 18.46
                                                   -------         -------       -------      -------       -------       -------
INVESTMENT OPERATIONS:
   Net investment income (loss)                       0.05           (0.02)         0.02         0.01          0.01         (0.01)
   Net realized and unrealized gain (loss)
      on investments                                  0.03            0.66          1.47        (1.88)        (4.34)         0.97
                                                   -------         -------       -------      -------       -------       -------
      Total from investment operations                0.08            0.64          1.49        (1.87)        (4.33)         0.96
                                                   -------         -------       -------      -------       -------       -------
DSITRIBUTIONS FROM:
   Net investment income                             (0.02)          (0.02)        (0.01)       (0.01)            -         (0.02)
   Net realized gains                                    -               -             -            -         (1.70)        (1.29)
                                                   -------         -------       -------      -------       -------       -------
      Total distributions                            (0.02)          (0.02)        (0.01)       (0.01)        (1.70)        (1.31)
                                                   -------         -------       -------      -------       -------       -------
NET ASSET VALUE, END OF PERIOD                     $ 12.36         $ 12.30       $ 11.68      $ 10.20       $ 12.08       $ 18.11
                                                   =======         =======       =======      =======       =======       =======
TOTAL RETURN                                          0.66%(a)        5.44%        14.59%      (15.48)%      (25.73)%        5.40%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets, end of period (in 000's)            $42,577         $45,898       $47,659      $45,427       $58,841       $84,560
   Ratio of expenses to average net assets            1.60%(b)        1.55%         1.43%        1.38%         1.27%         1.18%
   Ratio of net investment income (loss)
      to average net assets                           0.76%(b)       (0.12)%        0.14%        0.06%         0.08%        (0.07)%
   Portfolio turnover rate                              11%             34%           20%          94%           58%           55%

(a) Not annualized
(b) Annualized

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

         The Capstone Series Fund, Inc. (the "Company") was organized as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management company. On January 22, 2002 the Company name was changed to Capstone Series Fund, Inc. from Capstone Growth Fund, Inc. and the Fund was redesignated Capstone Growth Fund. The Company currently consists of one diversified series: the Growth Fund (the "Fund"). The Growth Fund's investment objective is to seek long-term capital appreciation by primarily investing in common stocks that represent a broad spectrum of the economy.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principals generally accepted in the United States of America.

A) PORTFOLIO VALUATION - Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported mean price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. All other securities and securities with no readily determinable market values are valued using procedures determined in good faith by the Board of Directors.

B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Portfolio security transactions are reported on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

C) REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with a bank, broker-dealer or other financial institution, which are secured by obligations of the U.S. government. Each repurchase agreement is at least 102% collateralized and marked to market. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may by subject to certain costs, losses or delays. The Fund had no investments in repurchase agreements as April 30, 2005.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income of the Fund are declared and paid at least annually. All net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually. Interest and dividend payments will normally be distributed as income dividends on a quarterly basis for the Fund.

         Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principals generally accepted in the United States of America. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by a Fund, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Fund.

E) FEDERAL INCOME TAXES - It is the Fund's intention to qualify annually as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for federal income tax has been made.

NOTE 3 - INVESTMENT ADVISORY AND OTHER AGREEMENTS

         The Fund has retained Capstone Asset Management Company ("CAMCO") as its Investment Adviser. Pursuant to the terms of the Investment Advisory Agreement (the "Agreement"), the Adviser is paid a monthly fee based on the average net assets at the annual rate of 0.75% on the first $50 million, 0.60% on the next $150 million, 0.50% for the next $300 million and 0.40% on assets over $500 million for the Growth Fund.

         Capstone Asset Planning Company ("CAPCO") serves as Distributor of the Fund's shares. CAPCO is an affiliate of the Adviser, and both are wholly owned subsidiaries of Capstone Financial Services, Inc. ("CFS").

         The Fund has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act whereby the Fund's assets are used to compensate CAPCO for cost and expenses incurred with the distribution and marketing of shares of the Fund and servicing of the Fund's shareholders. Distribution and marketing expense include, among other things, printing of prospectuses, advertising literature, and costs of personnel involved with the promotion and distribution of the Fund's shares. Under the Plan, the Fund pays CAPCO an amount computed at an annual rate of up to 0.25% of the Fund's average net assets (including reinvested dividends paid with respect to those assets). Of this amount, CAPCO may allocate to securities dealers (which may include CAPCO itself) and other financial institutions and organizations (collectively, "Service Organizations") amounts based on the Fund's average net assets owned by stockholders for whom the Service Organizations have a servicing relationship. The Plan permits CAPCO to carry forward, for a maximum of twelve months, distribution expenses covered by the plan for which CAPCO has not yet received reimbursement.

         Certain officers of the Company are also officers of Capstone and the Distributor.

         BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), serves as the Fund's transfer agency and fund accountant. Under the terms of the Transfer Agency and Fund Accounting Agreement, BISYS Ohio is entitled to receive a monthly fee from the Fund calculated at the annual rate of 0.075% of the Fund's average daily net assets.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

         Purchases and sales of portfolio securities (excluding short-term securities and U.S. government securities) for the period ended April 30, 2005 were as follow:

FUND                                 PURCHASES                     SALES
                                     ---------                  ----------
Capstone Growth Fund                 $5,021,358                 $8,766,863

NOTE 5 - CAPITAL SHARE TRANSACTIONS

         The Company authorizes the issuance of 200,000,000 shares for the Fund, and each share has a par value of $0.001 per share. The Fund currently offers a single class of shares. Each issued and outstanding share of the Fund is entitled to participate equally in dividends and distributions declared by the Fund and in the net assets of the Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

         Transactions in shares of capital stock, for six months ended April 30, 2005 and for the year ended October 31, 2004 were as follows:

                                                  SIX MONTHS ENDED                        YEAR ENDED
                                                   APRIL 30, 2005                      OCTOBER 31, 2004
                                              -------------------------            -------------------------
GROWTH FUND                                    SHARES          AMOUNT               SHARES          AMOUNT
                                              --------      -----------            --------      -----------
   Issued ...............................       18,027      $   228,058              31,896      $   518,164
   Reinvested  ..........................        5,529           71,814               3,958           47,457
   Redeemed..............................     (310,282)      (3,954,475)           (385,929)      (4,826,979)
                                              --------      -----------            --------      -----------
Net increase (decrease) .................     (286,726)     $(3,653,603)           (350,075)     $(4,261,358)
                                              ========      ===========            ========      ===========

NOTE 6 - DISTRIBUTION INFORMATION

         The tax character of distributions paid for the six months ended April 30, 2005 and the year ending October 31, 2004 were as follows:

                                       SIX MONTHS END            YEAR ENDED
                                          04/30/2005             10/31/2004
                                       ----------------          ----------
Ordinary Income                            $82,873                 $61,620

NOTE 7 - CONTINGENCIES AND COMMITMENTS

         In the normal course of business, the Fund enters into contracts that contain various representations and warrantees and provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown. However, based on experience, the Fund considers the risk of loss from such potential claims to be remote.

================================================================================
GENERAL INFORMATION
--------------------------------------------------------------------------------

PROXY VOTING POLICY AND VOTING RECORDS

         A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities, during the most recent 12 month period ended April 30, is available ((i) without charge, upon request, by calling 800-262-6631 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.)

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

         The Capstone Series Fund, Inc. files a complete Schedule of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available without charge on the Securities and Exchange Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed or for a fee, copied at the Commission's Public Reference Room in Washington, DC. Information of the operations of the Public Reference Room may be obtained by calling 800-SEC-0330.

================================================================================
THE ANNUAL CONSIDERATION BY THE BOARD OF DIRECTORS OF THE INVESTMENT ADVISORY AGREEMENT BETWEEN THE FUND AND CAPSTONE ASSET MANAGEMENT COMPANY
--------------------------------------------------------------------------------

         At its meeting held March 1, 2005, the Board of Directors ("Board"), and the independent directors voting separately, unanimously approved the continuation of the investment advisory agreement between Capstone Asset Management Company ("CAMCO") and Capstone Series Fund, Inc. with respect to Capstone Growth Fund. In response to requests from counsel, CAMCO had provided to the directors, in advance of the meeting, information deem reasonably necessary to assist the directors in their review of the agreement with CAMCO. The directors also reviewed a memorandum from counsel discussing their responsibilities in reviewing investment advisory agreements.

         In considering the continuation of the investment advisory agreement with CAMCO, the directors noted, based on information provided to them at this meeting and by a thorough review of this Fund with its portfolio manager at the directors' May 19, 2004 meeting, as well as their ongoing experience with the Fund, that the operation and performance of the Fund had been as expected and that CAMCO's services to the Fund were satisfactory. They determined that fees paid to CAMCO under the investment advisory agreement (which included administrative services) were within the range of fees paid by funds deemed to be comparable ("Peer Funds"). With respect to the Fund's expense ratio, they noted that the Fund's assets were only slightly below the level at which the Fund would be eligible for breakpoints in the advisory fee rate schedule. They noted that the investment advisory fees rate for the Fund would decline as the Fund reached slightly higher asset levels and that these declines should reduce the Fund's expense ratio. They reviewed CAMCO's soft dollar arrangements and other sources of compensation to CAMCO and its affiliates, including payments under the Fund's Service and Distribution Plan, which was in line with plans of Peer Funds. They also reviewed CAMCO's financial statements. Based on their review, the directors concluded that the information they had reviewed suggested that CAMCO's profitability with respect to the Fund was reasonable. They also concluded that the fees paid by the Fund to CAMCO for investment advisory services continued to be fair and reasonable and in the best interests of shareholders of the Fund.

================================================================================
GROWTH FUND EXPENSE EXAMPLES
--------------------------------------------------------------------------------

         As a shareholder of the Capstone Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution [and/or service] 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Capstone Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 through April 30, 2005.

ACTUAL EXPENSES

         The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                        BEGINNING           ENDING           EXPENSE PAID         EXPENSE RATIO
                                      ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*        DURING PERIOD
                                         11/1/04           4/30/05        11/1/04 - 4/30/05     11/1/04 - 4/30/05
                                      -------------     -------------     -----------------     -----------------
Capstone Growth Fund                    $1,000.00         $1,006.60             $7.96                 1.60%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

         The table below provides information about hypothetical account values and hypothetical expenses based on each Capstone Growth Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                        BEGINNING           ENDING           EXPENSE PAID         EXPENSE RATIO
                                      ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*        DURING PERIOD
                                         11/1/04           4/30/05        11/1/04 - 4/30/05     11/1/04 - 4/30/05
                                      -------------     -------------     -----------------     -----------------
Capstone Growth Fund                    $1,000.00         $1,016.86             $8.00                 1.60%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

                     CAPSTONE GROWTH FUND
               CGF   -----------------------------------------------------------
                     BUILDING WEALTH WHILE CONTROLLING RISK

--------------             CAPSTONE GROWTH FUND

For more complete information about the Capstone Growth Fund, including charges and expenses, contact the Distributor at the address below to receive a prospectus Please read it carefully before you invest or send money.

                                                 Capstone Asset Planning Company
                                                 5847 San Felipe, Suite 4100
                             [LOGO OF CAPSTONE   Houston, Texas 77057
                               ASSET PLANNING    1-800-262-6631
                                 COMPANY]        info@capstonefinancial.com

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

    NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

    (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

        (2) If the registrant provides the disclosure required by paragraph
            (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)
                    (19)).

        (3) If the registrant provides the disclosure required by paragraph (a)
            (1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

    NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

    (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

    (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

    (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

    (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs
        (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

    (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

        (2) Disclose the percentage of services described in each of paragraphs
            (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

    (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

    (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

    NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

    (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
        Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

    (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

    NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in [section] 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

    NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

    A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

    NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

    If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

    NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

    Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

    NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

    (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-23(c) under the Act (17 CFR 270.30a-32(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

    (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

    (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    NOT APPLICABLE.

    (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

    CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

    (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

    NOT APPLICABLE.

    (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

    CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capstone Growth Fund, Inc.

By: /s/ Edward L. Jaroski
    ---------------------
    Edward L. Jaroski
    President and Chairman of the Board

Date: July 7, 2005

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Edward L. Jaroski
    ---------------------
    Edward L. Jaroski
    President and Chairman of the Board

Date: July 7, 2005

By: /s/ Carla Homer
    ---------------
    Carla Homer
    Treasurer

Date: July 7, 2005